Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Summary of Debt

Debt consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Principal stockholder promissory notes	$5,146	$5,085
Other related party promissory notes	152	721
Total Loan Payable	5,298	5,806
June 2023 notes	—	1,379
November 2023 bridge notes	—	$1,717
Total Senior secured notes	$—	$3,096
Derivatives	$—	$122
December 2023 convertible note	—	904
Other related party convertible notes	188	—
Other convertible notes	745	—
February 2024 convertible note	3,851	—
Total Convertible note payable	$4,784	$904
Total debt current	$10,082	$9,928
Term Loan	3,996	$—
Total debt long term	$3,996	$—
Total debt	$14,078	$9,928

Term Loan [Member]
Debt Instrument [Line Items]
Summary of Carrying Value of Convertible Note

The carrying value of the Term Loan is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$1,997	$—
Guarantee fees	2,348	—
Unamortized debt discount	(349)	—
Aggregate carrying value	$3,996	$—

Summary of Interest Expense On Convertible Note

Interest expense recognized on the Term Loan is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$166	$—	$450	$—
Amortization of debt discount	129	—	589	—
Total	$295	$—	$1,039	$—

Convertible Notes [Member]
Debt Instrument [Line Items]
Summary of Change in the Balance of the Debt Instrument

The change in the balance of the Promissory notes as converted to convertible notes is as follows:

	August 2023	October 2023	November 2023
(in thousands)	Promissory Notes	Promissory Notes	Promissory Notes	Total
Carrying value at December 31, 2023	$—	$—	$—	$—
Promissory notes assumed in connection with acquisition of CLMBR, Inc.	725	471	691	1,887
Loss on extinguishment of debt	195	127	—	322
Interest Expense	—	—	54	54
Conversion to Series A Preferred Stock	(920)	(598)	—	(1,518)
Carrying value at September 30, 2024	$—	$—	$745	$745

Senior Secured Notes [Member]
Debt Instrument [Line Items]
Summary of Carrying Value of Convertible Note	The carrying value of the Senior Secured Notes are as follows:

	September 30,	December 31,
(in thousands)	2024	2023
June 2023	$—	$1,379
November 2023	—	1,717
Aggregate carrying value	$—	$3,096

Summary of Change in the Balance of the Debt Instrument

The change in the balance of the Senior Secured Notes is as follows:

	November 2023	June 2023	Q2 2024
(in thousands)	Bridge Notes	Notes	Convertible Notes	Total
Carrying value at December 31, 2023	$1,717	$1,379	$—	$3,096
Issuance of promissory notes	—	—	1,680	1,680
Loss on extinguishment of debt	275	377	904	1,556
Change in estimated fair value of convertible notes	316	—	—	316
Interest Expense	—	21	89	110
Repayment of promissory notes	—	—	(318)	(318)
Conversion to Series A Preferred Stock	(2,308)	(1,777)	(2,355)	(6,440)
Carrying value at September 30, 2024	$—	$—	$—	$—

December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Summary of Carrying Value of Convertible Note

The carrying value of the December 2023 Note is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$—	$2,169
Unamortized debt discount	—	(801)
Unamortized issuance costs	—	(464)
Aggregate carrying value	$—	$904

The carrying value of the December 2023 Note is as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Principal and interest	$2,169	$—
Unamortized debt discount	(801)	—
Unamortized issuance costs	(464)	—
Embedded derivative liability	122	—
Aggregate carrying value	1,026	—

Summary of Interest Expense On Convertible Note

Interest expense recognized on the December 2023 Note is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$—	$—	$142	$—
Amortization of debt discount	—	—	800	—
Amortization of debt issuance costs	92	—	532	—
Total	$92	$—	$1,474	$—

December 2023 Convertible Notes [Member] | Adjustment [Member]
Debt Instrument [Line Items]
Summary of Interest Expense On Convertible Note

Interest expense recognized on the December 2023 Note is as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Contractual interest expense	$9	$—
Amortization of debt discount	56	—
Amortization of debt issuance costs	33	—
Total	98	—

February 2024 convertible note [Member]
Debt Instrument [Line Items]
Summary of Carrying Value of Convertible Note

The carrying value of the February 2024 Convertible Note is as follows:

	September 30,	December 31,
(in thousands)	2024	2023
Principal and interest	$4,708	$—
Unamortized debt discount	(569)	—
Unamortized issuance costs	(288)	—
Aggregate carrying value	$3,851	$—

Summary of Interest Expense On Convertible Note

Interest expense recognized on the February 2024 Convertible Note is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Contractual interest expense	$305	$—	$905	$—
Amortization of debt discount	679	—	1,779	—
Amortization of debt issuance costs	344	—	902	—
Total	$1,328	$—	$3,586	$—